Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues

The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented:

	For the Years Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	US$	%
Sourcing services	4,428	56.8	1,513	7.7	63	9	0.1
Product sales	3,061	39.3	17,062	86.3	41,819	5,729	94.5
Battery-swapping services	307	3.9	1,189	6.0	1,177	161	2.7
Two-wheeled vehicle battery-swapping services	-	-	-	-	1,231	169	2.7
Total revenues	7,796	100.0	19,764	100.0	44,290	6,068	100.0